CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) $ in Thousands	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares
Accounts receivable allowance | $	$ 1,820	$ 2,889
Property, plant and equipment, accumulated depreciation | $	$ 76,391	67,372
Treasury stock (in shares)	254,232
Class A Common Stock
Common stock, shares authorized (in shares)	1,000,000,000
Class B Common Stock
Common stock, shares authorized (in shares)	500,000,000
Common stock, shares outstanding (in shares)	31,891,652
Customer relationships
Intangible assets, accumulated amortization | $	$ 50,254	46,299
Other intangible assets
Intangible assets, accumulated amortization | $	$ 58,920	49,731
HMH Holding BV And Subsidiaries [Member]
Property, plant and equipment, accumulated depreciation | $		67,372
Intangible assets, accumulated amortization | $		$ (96,030)
Common stock, par value (in usd per share) | (per share)		$ 1
Common stock, shares authorized (in shares)		200
Common stock, shares issued (in shares)		200
Common stock, shares outstanding (in shares)	63,783,304	200
HMH Holding BV And Subsidiaries [Member] | Class A Common Stock
Common stock, par value (in usd per share) | (per share)	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000
Common stock, shares issued (in shares)	12,296,857
Common stock, shares outstanding (in shares)	12,042,625	100
HMH Holding BV And Subsidiaries [Member] | Class B Common Stock
Common stock, par value (in usd per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	500,000,000
Common stock, shares issued (in shares)	31,891,652
Common stock, shares outstanding (in shares)	31,891,652
HMH Holding BV And Subsidiaries [Member] | Customer relationships
Intangible assets, accumulated amortization | $		$ (46,299)
HMH Holding Inc. [Member]
Common stock, par value (in usd per share) | $ / shares		$ 0.01
Common stock, shares authorized (in shares)		1,000
Common stock, shares issued (in shares)		1,000
Common stock, shares outstanding (in shares)		1,000
HMH Holding Inc. [Member] | Pro Forma [Member]
Common stock, shares authorized (in shares)		200
Common stock, shares issued (in shares)		200
Common stock, shares outstanding (in shares)		200
HMH Holding Inc. [Member] | Pro Forma [Member] | Class A Common Stock
Common stock, par value (in usd per share) | $ / shares		$ 0.01
Common stock, shares issued (in shares)		902,504
HMH Holding Inc. [Member] | Pro Forma [Member] | Class B Common Stock
Common stock, par value (in usd per share) | $ / shares		$ 0.01